Related Party Transactions (Details) - Schedule of Major Related Parties and their Relationships with the Group	12 Months Ended
Aug. 31, 2024
Foshan Shunde Country Garden Property Development Co., Ltd. [Member]
Schedule of Major Related Parties and their Relationships with the Group [Line Items]
Relationship with the group	Entities controlled by Ms. Huiyan Yang (“Ms. H”)*	[1]
Huidong Country Garden Real Estate Development Co., Ltd. [Member]
Schedule of Major Related Parties and their Relationships with the Group [Line Items]
Relationship with the group	Entities controlled by Ms. H*	[1]
Guangdong Phoenix Holiday International Travel Service Co., Ltd. [Member]
Schedule of Major Related Parties and their Relationships with the Group [Line Items]
Relationship with the group	Entities controlled by Ms. H*	[1]
Guangdong Shunde Chuang Xi Bang Sheng Furniture Co., Ltd. [Member]
Schedule of Major Related Parties and their Relationships with the Group [Line Items]
Relationship with the group	Entities controlled by Ms. H*	[1]
Guangdong Chengjia Design Co., Ltd. [Member]
Schedule of Major Related Parties and their Relationships with the Group [Line Items]
Relationship with the group	Entities controlled by Ms. H*	[1]
Guangdong Biyouwei Catering Co., Ltd. [Member]
Schedule of Major Related Parties and their Relationships with the Group [Line Items]
Relationship with the group	Entities controlled by Ms. H*	[1]
Kaiping Country Garden Property Development Co., Ltd. [Member]
Schedule of Major Related Parties and their Relationships with the Group [Line Items]
Relationship with the group	Entities controlled by Ms. H*	[1]
Chuzhou Country Garden Property Development Co., Ltd. [Member]
Schedule of Major Related Parties and their Relationships with the Group [Line Items]
Relationship with the group	Entities controlled by Ms. H*	[1]
Dongguan World Expo Xintiandi Property Investment Co., Ltd. [Member]
Schedule of Major Related Parties and their Relationships with the Group [Line Items]
Relationship with the group	Entities controlled by Ms. H*	[1]
Shaoguan Shunhong Real Estate Development Co., Ltd. [Member]
Schedule of Major Related Parties and their Relationships with the Group [Line Items]
Relationship with the group	Entities controlled by Ms. H*	[1]
Fine Nation Group Limited [Member]
Schedule of Major Related Parties and their Relationships with the Group [Line Items]
Relationship with the group	Entities controlled by the immediate family of Ms. H*	[1]
BGY Education Investment and its affiliates [Member]
Schedule of Major Related Parties and their Relationships with the Group [Line Items]
Relationship with the group	Entities controlled by Ms. Meirong Yang, the shareholder of the Group	[2]
Phoenix City Bilingual Kindergarten and other non-for-profit Kindergartens [Member]
Schedule of Major Related Parties and their Relationships with the Group [Line Items]
Relationship with the group	Entities controlled by Ms. Meirong Yang, the shareholder of the Group	[2]

[1]	Ms. H served as the chairperson for the year ended August 31, 2022.The Board has accepted Ms. H’s resignation and appointed Mr. Hongru Zhou as the chairman of the Board on November 29, 2022, the appointment is effective on November 30, 2022.
[2]	These entities were deconsolidated on August 31, 2021 due to the effectiveness of the Implementation Rules.